PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

CHF in millions	Asset Retirement Obligations	Restructuring Obligations	Other Provisions	Total
Provisions as of 1 January 2024	64.1	22.9	29.9	116.9
Provisions made during the period	2.1	1.9	—	4.0
Change in present value	2.4	—	—	2.4
Provisions used during the period	(4.6)	(20.1)	(29.9)	(54.6)
Provisions as of 31 December 2024	64.0	4.7	—	68.7
Thereof current	—	4.7	—	4.7
Thereof non-current	64.0	—	—	64.0
Provisions as of 1 January 2025	64.0	4.7	—	68.7
Provisions made during the period	2.4	8.6	—	11.0
Change in present value	1.3	—	—	1.3
Provisions used during the period	(0.4)	(10.4)	—	(10.8)
Provisions as of 31 December 2025	67.3	2.9	—	70.2
Thereof current	—	2.9	—	2.9
Thereof non-current	67.3	—	—	67.3